Deferred Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred income [line items]
As at 1 January	¥ 5,679	¥ 0
Amortization	(437)	0
As at 31 December	10,442	5,679
The project of energy efficiency renovations of thermoelectric unit [member]
Deferred income [line items]
Government grants received during the year to compensate the cost	5,200	0
The project of relocation of pipeline in Huanggutang [member]
Deferred income [line items]
Government grants received during the year to compensate the cost	¥ 0	¥ 5,679